Financial Instruments - Summary of Long Term Notes Payable (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Debt instrument repurchased notes notional amount	$ 1,172
Gain loss on notes repurchases	$ 104